Retirement benefit obligations - Plans as disclosed in the Group balance sheet (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of defined benefit plans [abstract]
Non-current asset	$ 108	$ 0
Non-current liability	(12)	(61)
Net asset/(liability)	$ 96	$ (61)